Related Parties (Details) € in Thousands			12 Months Ended
	May 02, 2024	Jan. 01, 2021 EUR (€) m²	Dec. 31, 2024 EUR (€) $ / shares shares	Dec. 19, 2024	Aug. 31, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Jan. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 30, 2023 EUR (€)	Sep. 28, 2023 EUR (€)	Dec. 10, 2020 shares
Related parties [Line Items]
Interest rate				50.00%
Loan amount					€ 100,000	€ 50,000	€ 250,000		€ 245,000	€ 260,000
Tax liabilities								€ 16,683
Ordinary shares percentage			90.00%
Warrant to purchase ordinary shares (in Shares) | shares			770,465
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Area of land (in Square Meters) | m²		4,156
Lease term		5 years
Lease term renewals		5 years
Lease termination period		12 months
Monthly rent		€ 20
Ownership interest			29.00%
Value of transactions			$ 0					€ 3,800
Voting percentage	10.00%
P2X Spain Sociedad Ltd [Member]
Related parties [Line Items]
Subordinated loan receivables			$ 900
Negordy [Member]
Related parties [Line Items]
Ownership interest			71.00%
Short-term borrowings [member]
Related parties [Line Items]
Loan amount						€ 300,000
Class A Ordinary Shares [Member]
Related parties [Line Items]
Issued shares (in Shares) | shares			883,440								7,033,356
Class A Ordinary Shares [Member] | Warrants [member]
Related parties [Line Items]
Warrant to purchase ordinary shares (in Shares) | shares			1,117,017